Summary of Movement in Non-Vested Share Options (Detail) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options Outstanding Number of Shares
Beginning Balance	968,853
Granted	256,191
Vested	(391,918)
Forfeited	(18,256)
Ending Balance	814,870	968,853
Weighted Average Exercise Price
Beginning balance	$ 42.14
Granted	69.61
Vested	35.17
Forfeited	31.48
Ending balance	54.37	$ 42.14
Weighted Average Fair Value
Beginning Balance	13.69
Granted	20.10	19.75	$ 14.09
Vested	12.04
Forfeited	11.62
Ending Balance	$ 16.55	$ 13.69